Accumulated Other Comprehensive Income (Loss) and Supplemental Equity Information (Tables)	12 Months Ended
Jan. 02, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The table below presents the changes in each component of accumulated other comprehensive income, net of tax, including other comprehensive income and the reclassifications out of accumulated other comprehensive income into net earnings for fiscal years 2015, 2014 and 2013 (in millions):

	Unrealized	Unrealized	Foreign	Accumulated
	Gain (Loss) On	Gain (Loss) On	Currency	Other
	Available-for-sale	Derivative	Translation	Comprehensive
	Securities	Instruments	Adjustment	Income
Accumulated other comprehensive income (loss) as of December 29, 2012	$20	$—	$26	$46
Other comprehensive income (loss) before reclassifications	5	3	—	8
Amounts reclassified to net earnings from accumulated other comprehensive income	(8)	—	—	(8)
Other comprehensive income (loss)	(3)	3	—	—
Accumulated other comprehensive income (loss) as of December 28, 2013	17	3	26	46
Other comprehensive income (loss) before reclassifications	—	—	(217)	(217)
Amounts reclassified to net earnings from accumulated other comprehensive income	(2)	—	—	(2)
Other comprehensive income (loss)	(2)	—	(217)	(219)
Accumulated other comprehensive income (loss) as of January 3, 2015	15	3	(191)	(173)
Other comprehensive income (loss) before reclassifications	2	17	(168)	(149)
Amounts reclassified to net earnings from accumulated other comprehensive income	(14)	(9)	—	(23)
Other comprehensive income (loss)	(12)	8	(168)	(172)
Accumulated other comprehensive income (loss) as of January 2, 2016	$3	$11	$(359)	$(345)

Reclassification out of Accumulated Other Comprehensive Income (Loss)
The following table provides details about reclassifications out of accumulated other comprehensive income and the line items impacted in the Company's Consolidated Statements of Earnings for fiscal years 2015, 2014 and 2013 (in millions):

	Amounts reclassified from accumulated other comprehensive income
Details about accumulated other comprehensive income components	2015	2014	2013	Statements of Earnings Classification
Unrealized (gain) loss on available-for-sale securities:
(Gain) loss on sale of available-for-sale securities	$(22)	$(3)	$(13)	Other (income) expense
Tax effect	8	1	5	Income tax expense
Net of tax	$(14)	$(2)	$(8)

Unrealized (gain) loss on derivative financial instruments:
(Gain) loss on derivative financial instruments	$(10)	$—	$—	Cost of sales
Tax effect	1	—	—	Income tax expense
Net of tax	$(9)	$—	$—